Loss Before Tax	12 Months Ended
Dec. 31, 2020
Material Income And Expense [Abstract]
Loss Before Tax	5. Loss before tax Loss before tax is stated after charging:
	2020	2019	2018
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	478	377	230
Depreciation	412	341	141